Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
N/A
Wilshire Credit Corporation
October 25, 2006
September 26, 2006
September 01, 2006
Merrill Lynch & Co
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Oct-06
Determination Date 13-Oct-06 Accrual Periods: Begin End
Record Date - Physical Certificates 26-Sep-06 Libor Certificates 9/26/2006 10/24/2006
Record Date - non Physical Certificates 26-Sep-06
Payment Detail:
Pass
Applied
Interest
Through
Original
Beginning
Principal
Interest
Total
Realized
Carryforward
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Losses
Amount Paid
Balance (1)
A1 5.48625% $190,723,000.00 $190,723,000.00 $1,601,019.59 $842,896.33 $2,443,915.92 N/A $0.00 $189,121,980.41
A-2A 5.37625% $75,241,000.00 $75,241,000.00 $731,238.57 $325,858.84 $1,057,097.41 N/A $0.00 $74,509,761.43
A-2B 5.47625% $85,674,000.00 $85,674,000.00 $0.00 $377,944.31 $377,944.31 N/A $0.00 $85,674,000.00
A-2C 5.56625% $20,449,000.00 $20,449,000.00 $0.00 $91,691.75 $91,691.75 N/A $0.00 $20,449,000.00
M-1 5.62625% $9,987,000.00 $9,987,000.00 $0.00 $45,263.65 $45,263.65 $0.00 $0.00 $9,987,000.00
M-2 5.63625% $9,350,000.00 $9,350,000.00 $0.00 $42,451.92 $42,451.92 $0.00 $0.00 $9,350,000.00
M-3 5.64625% $5,737,000.00 $5,737,000.00 $0.00 $26,093.99 $26,093.99 $0.00 $0.00 $5,737,000.00
M-4 5.70625% $4,887,000.00 $4,887,000.00 $0.00 $22,464.08 $22,464.08 $0.00 $0.00 $4,887,000.00
M-5 5.73625% $4,250,000.00 $4,250,000.00 $0.00 $19,638.69 $19,638.69 $0.00 $0.00 $4,250,000.00
M-6 5.78625% $3,400,000.00 $3,400,000.00 $0.00 $15,847.90 $15,847.90 $0.00 $0.00 $3,400,000.00
B-1 6.12625% $2,550,000.00 $2,550,000.00 $0.00 $12,584.34 $12,584.34 $0.00 $0.00 $2,550,000.00
B-2 6.27625% $2,550,000.00 $2,550,000.00 $0.00 $12,892.46 $12,892.46 $0.00 $0.00 $2,550,000.00
B-3 7.17625% $4,250,000.00 $4,250,000.00 $0.00 $24,568.69 $24,568.69 $0.00 $0.00 $4,250,000.00
C N/A $5,951,900.00 $5,951,900.00 $0.00 $361,130.97 $361,130.97 N/A $0.00 $5,950,000.00
P N/A $0.00 $0.00 $0.00 $21,873.97 $21,873.97 N/A $0.00 $0.00
R 5.48625% $100.00 $100.00 $100.00 $0.44 $100.44 N/A $0.00 $0.00
Totals: $419,048,100.00 $419,048,100.00 $2,332,358.16 $2,243,202.33 $4,575,560.49 $0.00 $0.00 $416,715,741.84
(1) Class C & Class P Certificates reflect Notional Collateral Amounts
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount Paid
Writedown
Balance
Index
Value
A1 84751XAA0 $1,000.00000000 $8.39447571 $4.41947919 $0.00000000 $0.00000000 $991.60552429 LIBOR 5.32625%
A-2A 84751XAB8 $1,000.00000000 $9.71861844 $4.33086801 $0.00000000 $0.00000000 $990.28138156 CAP LIBOR 5.32625%
A-2B 84751XAC6 $1,000.00000000 $0.00000000 $4.41142365 $0.00000000 $0.00000000 $1,000.00000000
A-2C 84751XAD4 $1,000.00000000 $0.00000000 $4.48392342 $0.00000000 $0.00000000 $1,000.00000000
M-1 84751XAE2 $1,000.00000000 $0.00000000 $4.53225693 $0.00000000 $0.00000000 $1,000.00000000
M-2 84751XAF9 $1,000.00000000 $0.00000000 $4.54031230 $0.00000000 $0.00000000 $1,000.00000000
M-3 84751XAG7 $1,000.00000000 $0.00000000 $4.54836849 $0.00000000 $0.00000000 $1,000.00000000
M-4 84751XAH5 $1,000.00000000 $0.00000000 $4.59670145 $0.00000000 $0.00000000 $1,000.00000000
M-5 84751XAJ1 $1,000.00000000 $0.00000000 $4.62086824 $0.00000000 $0.00000000 $1,000.00000000
M-6 84751XAK8 $1,000.00000000 $0.00000000 $4.66114706 $0.00000000 $0.00000000 $1,000.00000000
B-1 84751XAL6 $1,000.00000000 $0.00000000 $4.93503529 $0.00000000 $0.00000000 $1,000.00000000
B-2 84751XAM4 $1,000.00000000 $0.00000000 $5.05586667 $0.00000000 $0.00000000 $1,000.00000000
B-3 84751XAN2 $1,000.00000000 $0.00000000 $5.78086824 $0.00000000 $0.00000000 $1,000.00000000
C 54751XAP7 $1,000.00000000 $0.00000000 $60.67490549 $0.00000000 $0.00000000 $999.68077421
P 84751XAQ5 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
R 84751XAR3 $1,000.00000000 $1,000.00000000 $4.40000000 $0.00000000 $0.00000000 $0.00000000
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Oct-06
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Interest
Interest
Non-Supported
Floating
Floating
Margin or
Accrued @
Carryforward
Carryforward
Interest
Rate Certificate
Rate Certificate
Class
Fix Rate
PT Rate (1)
Amount
Amount Remaining
Shortfall
Carryover Paid
Carryover Remaining
A1 5.48625% $842,896.33 $0.00 $0.00 $0.00 $0.00 $0.00
A-2A 5.37625% $325,858.84 $0.00 $0.00 $0.00 $0.00 $0.00
A-2B 5.47625% $377,944.31 $0.00 $0.00 $0.00 $0.00 $0.00
A-2C 5.56625% $91,691.75 $0.00 $0.00 $0.00 $0.00 $0.00
M-1 5.62625% $45,263.65 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 5.63625% $42,451.92 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 5.64625% $26,093.99 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 5.70625% $22,464.08 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 5.73625% $19,638.69 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 5.78625% $15,847.90 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 6.12625% $12,584.34 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 6.27625% $12,892.46 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 7.17625% $24,568.69 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Oct-06
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account
Totals Group 1 Group 2
Reconciliation:
Beginning Balance 104,999,131.05 53,820,036.01 51,179,095.04 Available funds (A):
Withdrawal: Subsequent Transfer 0.00 0.00 0.00 Servicer remittance 4,247,438.21
Withdrawal: certificate principal 0.00 0.00 0.00 Funds from Capitalized Interest Account 328,122.28
Ending Balance 104,999,131.05 53,820,036.01 51,179,095.04 Amounts received from A-1 Cap Contract 0.00
Count of Prefunding Loans 0.00 0.00 0.00 Amounts received from A-2A Cap Contract 0.00
Amounts received from Subordinated Certificate Cap Contract 0.00
Ending Collateral Balance 422,665,741.84 216,242,381.82 206,423,360.02 Net Payments to Trust from Swap Counterparty 0.00
4,575,560.49
Capitalized Interest Account:
Beginning Balance
814,570.00 Distributions (B): 0.00
Withdrawal: Capitalized Interest Requirement 328,122.28 Total interest distributed 2,243,202.33
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Total principal distributed 2,332,358.16
Ending Balance 486,447.72 Net Payments to Counterparty from Swap Trust 0.00
4,575,560.49
Supplemental Interest Trust:
 Deposit: Investment Income
0.00 (A) - (B): 0.00
Deposit: Net Counterparty Payment 0.00
Deposit: Counterparty Termination Payment 0.00
Aggregate Losses:
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00 Cumulative Realized Losses 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00 Cumulative Liquidated Loan Balance 0.00
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Cumulative Applied Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to X, remaining amounts 0.00
Miscellaneous:
Current Advances
1,795,251.01
Outstanding Advances 1,795,251.01
Advances Recovered 0.00
Number of Loans with Relief Act Shortfall 1.00
Cumulative Prepayment Penalties 21,873.97
Investment Income earned on the Cert. Account 0.00
DELINQUENCY COUNT
Count Scheduled Balance Delq% Count Scheduled Balance Delq% Count Scheduled Balance Delq%
30 Days 13 2,486,650.15 0.782786% 6 947,682.33 0.298326% 7 1,538,967.82 0.484460%
60 Days 3 803,583.54 0.252964% 2 375,583.54 0.118232% 1 428,000.00 0.134732%
90+ Days 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
Total 16 3,290,233.69 1.035751% 8 1,323,265.87 0.416558% 8 1,966,967.82 0.619192%
Bankruptcy 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
Foreclosure 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
REO 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
(1) All Delinquencies are reported on an OTS basis
(2) 30 Day/60 Day/90+ Past Due Totals do not Include Bankruptcy and Foreclosure loans
COLLATERAL DELINQUENCY SUMMARY-GROUP
ACCOUNT ACTIVITY
TOTAL Group 1 Group 2

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
25-Oct-06
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS
Stepdown Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 803,583.54 Class A and R Balances 372,087,100.00
B) Ending Collateral Balance 422,665,741.84 75.10% of Stated Balance 240,320,652.58
C) Current Delinquency Rate (A/B) 0.190%
D) 37.35% 37.350% Earlier of:
F) Required Percentage % 40.399% 1) Class A & R Paydown NO
G) Applicable % multiplied by Required Percentage % 15.089% 2.) The later of:
H) Aggregate Realized Losses 0.00 A) First payment date when Class A is reduced to less than or equal to
I) Original Collateral Balance 425,000,000.00 75.10% of Stated Balance. NO
J) Cumulative Loss % ( H /I) 0.000% B) October 2009 NO
K) Stepdown Required Loss Percentage 100.000%
NO
A StepdownTrigger Event will occur if either (1) or (2) is True:
Excess interest distributions:
1) Current Delq. Rate equals or exceeds applicable % multiplied by Required % NO Excess available interest (A): 361,130.97
2) Cumulative Loss % exceeds Stepdown Required Loss Percentage (J > K).
NO
NO
1) Extra Principal Distribution Amount to certificates 0.00
a) from Group 1 0.00
Overcollateralization
a) from Group 2 0.00
Ending Overcollateralization Amount $5,950,000.00 2) Unpaid Interest Shortfall Amount 0.00
Targeted Overcollateralization Amount $5,950,000.00 3) Allocated Realized Loss Amount 0.00
Overcollateralization Deficiency Amount $0.00 4) Unpaid Net PPIS & RAIS 0.00
Overcollaterlization Release Amount $1,900.00 5) Remaining Amounts to C 361,130.97
(B): 361,130.97
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Contact:
Derek Klein
Account Administrator
651-495-3849
Determination Date 25-Oct-06 derek.klein@usbank.com
TOTAL Group1 Group2
POOL BALANCE INFORMATION:
Beginning Balance 320,000,868.95 164,024,769.71 155,976,099.24
Less: Principal Remittance 2,334,258.16 1,602,423.90 731,834.26
Plus: Net Substitution Adjustment 0.00 0.00 0.00
Less: Net Realized Losses 0.00 0.00 0.00
Ending Balance 317,666,610.79 162,422,345.81 155,244,264.98
PRINCIPAL REMITTANCE:
Scheduled Principal 133,395.19 77,399.55 55,995.64
Prepayments 2,175,256.47 1,516,616.55 658,639.92
Curtailments 25,606.50 8,407.80 17,198.70
Net Liquidation Proceeds 0.00 0.00 0.00
Repurchase Principal 0.00 0.00 0.00
Total Principal Remittance (A) 2,334,258.16 1,602,423.90 731,834.26
INTEREST REMITTANCE:
Gross Interest 2,024,853.97 1,040,617.63 984,236.34
Less: Total Retained Fees 133,333.78 68,343.72 64,990.06
Less: Deferred Interest 0.00 0.00 0.00
Less: Relief Act Interest Shortfall 206.11 206.11 0.00
Less: Net Prepayment Interest Shortfall 0.00 0.00 0.00
Less: Net Nonrecoverable Advances 8.00 4.00 4.00
Less: Interest Loss 0.00 0.00 0.00
Net Interest Remittance From Servicer(s) (B) 1,891,306.08 972,063.80 919,242.28
Prepayment Premiums (C) 21,873.97 16,500.60 5,373.37
Other Funds (D) 0.00 0.00 0.00
REMITTANCE TO TRUST A+B+C+D):
4,247,438.21
2,590,988.30
1,656,449.91
OTHER INFORMATION:
Beginning Loan Count 1,442 841 601
Less: Paid in Full 15.00 10.00 5.00
Less: Liquidated 0.00 0.00 0.00
Less: Repurchased 0.00 0.00 0.00
Plus: Substitute In 0.00 0.00 0.00
Less: Substitute Out 0.00 0.00 0.00
Ending Loan Count 1,427 831 596
Weighted Average Coupon 7.59396 7.61465 7.57221
Weighted Average Net Coupon 7.09396 7.11465 7.07221
Liquidated Loan Principal Balance 0.00 0.00 0.00
Subsequent Recovery Amount 0.00 0.00 0.00
Loans w/ Prepayment Penalties -Count 5 3 2
Loans w/ Prepayment Penalties - Balance 683,294.98 467,271.13 216,023.85
Ending Pool Factor 0.99271 0.99023 0.99531
NON-RETAINED FEES:
Excess Servicing Fee 0.00 0.00 0.00
RETAINED FEES:
Servicing Fee 133,333.78 68,343.72 64,990.06
LPMI 0.00 0.00 0.00
Special Servicing Fee 0.00 0.00 0.00
Additional Master Servicing Fee 0.00 0.00 0.00
Backup Servicing Fee 0.00 0.00 0.00
Supplemental Insurance Fee 0.00 0.00 0.00
COLLATERAL / REMITTANCE SUMMARY - GROUP
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
320,000,868.95
2,334,258.16
0.00
317,666,610.79
133,395.19
2,175,256.47
25,606.50
0.00
0.00
2,334,258.16
2,024,853.97
133,333.78
0.00
206.11
0.00
8.00
0.00
1,891,306.08
21,873.97
0.00
4,247,438.21
1,442
1,427
0.9927054631
7.59396%
7.09396%
11.86562%
0.00
0.00
0.00
0.00
683,294.98
5
0
0.00
0.00
133,333.78
0.00
0.00
0.00
0.00
0.00
164,024,769.71
1,602,423.90
0.00
162,422,345.81
77,399.55
1,516,616.55
8,407.80
0.00
0.00
1,602,423.90
1,040,617.63
68,343.72
0.00
206.11
0.00
4.00
0.00
972,063.80
16,500.60
0.00
2,590,988.30
841
831
0.9902305981
7.61465%
7.11465%
11.83621%
0.00
0.00
0.00
0.00
467,271.13
3
0
0.00
0.00
68,343.72
0.00
0.00
0.00
0.00
0.00
155,976,099.24
731,834.26
0.00
155,244,264.98
55,995.64
658,639.92
17,198.70
0.00
0.00
731,834.26
984,236.34
64,990.06
0.00
0.00
0.00
4.00
0.00
919,242.28
5,373.37
0.00
1,656,449.91
601
596
0.9953080359
7.57221%
7.07221%
11.89656%
0.00
0.00
0.00
0.00
216,023.85
2
0
0.00
0.00
64,990.06
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
232 17,855,536.31 5.62% 130 10,099,441.41 6.22% 102 7,756,094.90 5.00%
100K to 199.99K
551 81,519,278.69 25.66% 368 54,838,264.12 33.76% 183 26,681,014.57 17.19%
200K to 299.99K
321 79,712,527.21 25.09% 210 52,027,002.55 32.03% 111 27,685,524.66 17.83%
300K to 399.99K
156 54,051,767.15 17.02% 95 32,951,431.80 20.29% 61 21,100,335.35 13.59%
400K to 499.99K
99 44,331,656.43 13.96% 25 10,786,199.53 6.64% 74 33,545,456.90 21.61%
500K to 599.99K
47 25,717,314.32 8.10% 2 1,096,179.66 0.67% 45 24,621,134.66 15.86%
600K to 699.99K
14 8,818,351.63 2.78% 1 623,826.74 0.38% 13 8,194,524.89 5.28%
700K to 799.99K
4 2,942,625.43 0.93% 0 0.00 0.00% 4 2,942,625.43 1.90%
800K to 899.99K
2 1,737,553.62 0.55% 0 0.00 0.00% 2 1,737,553.62 1.12%
900K to 999.99K
1 980,000.00 0.31% 0 0.00 0.00% 1 980,000.00 0.63%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
6 2,598,492.19 0.82% 2 740,533.71 0.46% 4 1,857,958.48 1.20%
6.00% - 6.49%
100 32,075,676.21 10.10% 56 14,819,717.45 9.12% 44 17,255,958.76 11.12%
6.50% - 6.99%
249 68,629,752.38 21.60% 154 37,158,872.89 22.88% 95 31,470,879.49 20.27%
7.00% - 7.49%
221 47,286,473.99 14.89% 132 25,763,817.24 15.86% 89 21,522,656.75 13.86%
7.50% - 7.99%
317 68,353,410.22 21.52% 179 34,385,084.92 21.17% 138 33,968,325.30 21.88%
8.00% - 8.49%
200 39,687,474.52 12.49% 96 18,053,407.40 11.12% 104 21,634,067.12 13.94%
8.50% - 8.99%
228 43,186,737.23 13.59% 141 22,096,493.54 13.60% 87 21,090,243.69 13.59%
9.00% - 9.49%
58 8,863,497.40 2.79% 38 5,588,374.41 3.44% 20 3,275,122.99 2.11%
9.50% - 9.99%
31 4,852,309.58 1.53% 19 2,186,087.87 1.35% 12 2,666,221.71 1.72%
10.00% - 10.49%
7 1,211,266.06 0.38% 5 783,291.65 0.48% 2 427,974.41 0.28%
10.50% - 10.99%
5 550,763.95 0.17% 4 475,907.67 0.29% 1 74,856.28 0.05%
11.00% - 11.49%
4 331,831.81 0.10% 4 331,831.81 0.20% 0 0.00 0.00%
11.50% - 11.99%
1 38,925.25 0.01% 1 38,925.25 0.02% 0 0.00 0.00%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.60%
Group 2 Weighted Average Rate: 7.57%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
92 20,405,856.04 8.37% 4 629,514.71 0.52% 88 19,776,341.33 16.18%
3.00% - 3.99%
65 12,236,391.32 5.02% 54 9,135,130.74 7.51% 11 3,101,260.58 2.54%
4.00% - 4.99%
194 54,067,715.07 22.17% 120 27,905,122.60 22.93% 74 26,162,592.47 21.40%
5.00% - 5.99%
356 85,046,672.03 34.87% 227 46,160,347.82 37.94% 129 38,886,324.21 31.81%
6.00% - 6.99%
263 54,951,458.11 22.53% 158 28,178,912.41 23.16% 105 26,772,545.70 21.90%
7.00% - 7.99%
82 15,638,437.00 6.41% 52 8,842,538.82 7.27% 30 6,795,898.18 5.56%
8.00% - 8.99%
9 1,261,010.44 0.52% 5 666,301.22 0.55% 4 594,709.22 0.49%
9.00% - 9.99%
4 306,682.09 0.13% 2 162,738.72 0.13% 2 143,943.37 0.12%
Total
1,065
243,914,222.10
100.00%
622
121,680,607.04
100.00%
443
122,233,615.06
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.52%
Group 2 Weighted Average Margin: 5.10%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
83 18,266,234.61 7.49% 0 0.00 0.00% 83 18,266,234.61 14.94%
3.00% - 3.99%
42 5,880,058.58 2.41% 36 4,590,951.46 3.77% 6 1,289,107.12 1.05%
4.00% - 4.99%
40 7,402,140.37 3.03% 31 5,282,129.34 4.34% 9 2,120,011.03 1.73%
5.00% - 5.99%
39 10,712,014.78 4.39% 20 4,165,330.16 3.42% 19 6,546,684.62 5.36%
6.00% - 6.99%
220 63,490,480.82 26.03% 139 33,769,543.60 27.75% 81 29,720,937.22 24.31%
7.00% - 7.99%
324 76,378,148.65 31.31% 211 42,432,318.28 34.87% 113 33,945,830.37 27.77%
8.00% - 8.99%
248 50,641,996.98 20.76% 139 25,000,009.20 20.55% 109 25,641,987.78 20.98%
9.00% - 9.99%
57 9,774,654.28 4.01% 35 5,132,781.03 4.22% 22 4,641,873.25 3.80%
10.00% - 10.99%
7 997,735.97 0.41% 6 936,786.91 0.77% 1 60,949.06 0.05%
11.00% - 11.99%
5 370,757.06 0.15% 5 370,757.06 0.30% 0 0.00 0.00%
Total
1,065
243,914,222.10
100.00%
622
121,680,607.04
100.00%
443
122,233,615.06
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.23%
Group 2 Weighted Average Lifetime Rate Floor: 6.62%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
7 2,861,862.03 1.17% 1 359,073.23 0.30% 6 2,502,788.80 2.05%
12.00% - 12.99%
192 57,484,649.90 23.57% 97 25,727,644.84 21.14% 95 31,757,005.06 25.98%
13.00% - 13.99%
341 81,970,608.57 33.61% 191 39,764,049.73 32.68% 150 42,206,558.84 34.53%
14.00% - 14.99%
323 63,388,779.53 25.99% 219 37,411,497.59 30.75% 104 25,977,281.94 21.25%
15.00% - 15.99%
156 30,202,520.00 12.38% 80 13,426,499.81 11.03% 76 16,776,020.19 13.72%
16.00% - 16.99%
36 6,762,089.79 2.77% 24 3,748,129.56 3.08% 12 3,013,960.23 2.47%
17.00% - 17.99%
7 1,035,693.94 0.42% 7 1,035,693.94 0.85% 0 0.00 0.00%
18.00% - 18.99%
3 208,018.34 0.09% 3 208,018.34 0.17% 0 0.00 0.00%
Total
1,065
243,914,222.10
100.00%
622
121,680,607.04
100.00%
443
122,233,615.06
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.01%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.83%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,012 236,890,626.53 97.12% 581 116,571,837.49 95.80% 431 120,318,789.04 98.43%
12
53 7,023,595.57 2.88% 41 5,108,769.55 4.20% 12 1,914,826.02 1.57%
Total
1,065
243,914,222.10
100.00%
622
121,680,607.04
100.00%
443
122,233,615.06
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,012 236,890,626.53 97.12% 581 116,571,837.49 95.80% 431 120,318,789.04 98.43%
12
53 7,023,595.57 2.88% 41 5,108,769.55 4.20% 12 1,914,826.02 1.57%
Total
1,065
243,914,222.10
100.00%
622
121,680,607.04
100.00%
443
122,233,615.06
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
53 7,023,595.57 2.88% 41 5,108,769.55 4.20% 12 1,914,826.02 1.57%
6 Month LIBOR
1,012 236,890,626.53 97.12% 581 116,571,837.49 95.80% 431 120,318,789.04 98.43%
Total
1,065
243,914,222.10
100.00%
622
121,680,607.04
100.00%
443
122,233,615.06
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
61 13,630,971.40 4.29% 42 8,858,062.32 5.45% 19 4,772,909.08 3.07%
3 Units
27 8,693,096.91 2.74% 20 6,294,366.76 3.88% 7 2,398,730.15 1.55%
4 Units
7 2,980,878.32 0.94% 4 1,631,199.47 1.00% 3 1,349,678.85 0.87%
High Rise Condo
5 1,438,109.95 0.45% 3 642,336.65 0.40% 2 795,773.30 0.51%
Multifamily
2 397,932.68 0.13% 0 0.00 0.00% 2 397,932.68 0.26%
Other
83 16,708,074.90 5.26% 55 9,728,610.65 5.99% 28 6,979,464.25 4.50%
Planned Unit Development
179 49,004,313.55 15.43% 83 18,840,906.67 11.60% 96 30,163,406.88 19.43%
Row House
10 949,124.26 0.30% 9 895,591.46 0.55% 1 53,532.80 0.03%
Single Family
1,053 223,864,108.82 70.47% 615 115,531,271.83 71.13% 438 108,332,836.99 69.78%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Property Type
Type

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
3 483,728.32 0.15% 1 166,745.78 0.10% 2 316,982.54 0.20%
2006
1,424 317,182,882.47 99.85% 830 162,255,600.03 99.90% 594 154,927,282.44 99.80%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
20.00%-24.99%
1 400,000.00 0.13% 0 0.00 0.00% 1 400,000.00 0.26%
25.00%-29.99%
4 1,191,857.73 0.38% 2 634,444.42 0.39% 2 557,413.31 0.36%
30.00%-34.99%
5 673,137.96 0.21% 4 623,267.87 0.38% 1 49,870.09 0.03%
35.00%-39.99%
10 1,277,813.31 0.40% 6 782,115.74 0.48% 4 495,697.57 0.32%
40.00%-44.99%
5 438,777.41 0.14% 2 155,667.13 0.10% 3 283,110.28 0.18%
45.00%-49.99%
17 3,281,987.39 1.03% 13 2,467,982.26 1.52% 4 814,005.13 0.52%
50.00%-54.99%
24 4,933,832.70 1.55% 17 3,300,042.32 2.03% 7 1,633,790.38 1.05%
55.00%-59.99%
34 9,027,743.29 2.84% 17 3,759,142.12 2.31% 17 5,268,601.17 3.39%
60.00%-64.99%
48 13,538,094.27 4.26% 26 6,403,948.41 3.94% 22 7,134,145.86 4.60%
65.00%-69.99%
34 8,162,484.56 2.57% 21 4,787,514.57 2.95% 13 3,374,969.99 2.17%
70.00%-74.99%
66 14,957,546.33 4.71% 50 10,613,799.40 6.53% 16 4,343,746.93 2.80%
75.00%-79.99%
93 22,671,435.55 7.14% 64 14,253,634.38 8.78% 29 8,417,801.17 5.42%
80.00%-84.99%
166 38,825,207.68 12.22% 114 24,765,694.43 15.25% 52 14,059,513.25 9.06%
85.00%-89.99%
86 24,717,181.09 7.78% 50 11,413,965.61 7.03% 36 13,303,215.48 8.57%
90.00%-94.99%
142 34,922,388.01 10.99% 91 19,495,209.57 12.00% 51 15,427,178.44 9.94%
95.00%-99.99%
119 24,059,046.31 7.57% 76 14,062,089.20 8.66% 43 9,996,957.11 6.44%
100.0%-105.0%
573 114,588,077.20 36.07% 278 44,903,828.38 27.65% 295 69,684,248.82 44.89%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 85
Group 2 Weighted Average LTV: 89
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,409.63 0.02% 0 0.00 0.00% 1 51,409.63 0.03%
169 - 192
23 2,495,403.83 0.79% 12 1,269,638.05 0.78% 11 1,225,765.78 0.79%
217 - 240
9 1,107,257.16 0.35% 4 478,411.01 0.29% 5 628,846.15 0.41%
289 - 312
1 199,484.91 0.06% 1 199,484.91 0.12% 0 0.00 0.00%
337 - 360
1,168 251,940,080.71 79.31% 673 126,601,908.68 77.95% 495 125,338,172.03 80.74%
457 - 480
149 39,260,453.93 12.36% 92 21,218,231.60 13.06% 57 18,042,222.33 11.62%
481 +
76 22,612,520.62 7.12% 49 12,654,671.56 7.79% 27 9,957,849.06 6.41%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 389
Group 2 Weighted Average Remaining Amortization Months: 384

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,409.63 0.02% 0 0.00 0.00% 1 51,409.63 0.03%
169 - 192
31 3,669,624.86 1.16% 17 1,850,873.14 1.14% 14 1,818,751.72 1.17%
217 - 240
9 1,107,257.16 0.35% 4 478,411.01 0.29% 5 628,846.15 0.41%
289 - 312
1 199,484.91 0.06% 1 199,484.91 0.12% 0 0.00 0.00%
337 - 360
1,385 312,638,834.23 98.42% 809 159,893,576.75 98.44% 576 152,745,257.48 98.39%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 354
Group 2 Weighted Average Remaining Months: 354
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,409.63 0.02% 0 0.00 0.00% 1 51,409.63 0.03%
169 - 192
23 2,495,403.83 0.79% 12 1,269,638.05 0.78% 11 1,225,765.78 0.79%
217 - 240
9 1,107,257.16 0.35% 4 478,411.01 0.29% 5 628,846.15 0.41%
289 - 312
1 199,484.91 0.06% 1 199,484.91 0.12% 0 0.00 0.00%
337 - 360
1,168 251,940,080.71 79.31% 673 126,601,908.68 77.95% 495 125,338,172.03 80.74%
457 - 480
149 39,260,453.93 12.36% 92 21,218,231.60 13.06% 57 18,042,222.33 11.62%
481 +
76 22,612,520.62 7.12% 49 12,654,671.56 7.79% 27 9,957,849.06 6.41%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 392
Group 2 Weighted Average Original Amortization Months: 387
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,409.63 0.02% 0 0.00 0.00% 1 51,409.63 0.03%
169 - 192
31 3,669,624.86 1.16% 17 1,850,873.14 1.14% 14 1,818,751.72 1.17%
217 - 240
9 1,107,257.16 0.35% 4 478,411.01 0.29% 5 628,846.15 0.41%
289 - 312
1 199,484.91 0.06% 1 199,484.91 0.12% 0 0.00 0.00%
337 - 360
1,385 312,638,834.23 98.42% 809 159,893,576.75 98.44% 576 152,745,257.48 98.39%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
Group 2 Weighted Average Original Remaining Months: 357

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
17 2,081,218.21 0.66% 8 861,520.26 0.53% 9 1,219,697.95 0.79%
ALASKA
1 94,715.31 0.03% 1 94,715.31 0.06% 0 0.00 0.00%
ARIZONA
83 16,203,188.75 5.10% 55 10,329,128.09 6.36% 28 5,874,060.66 3.78%
ARKANSAS
6 614,221.43 0.19% 4 361,923.95 0.22% 2 252,297.48 0.16%
CALIFORNIA
235 86,030,325.45 27.08% 112 33,573,334.43 20.67% 123 52,456,991.02 33.79%
COLORADO
33 6,092,625.84 1.92% 24 4,009,534.82 2.47% 9 2,083,091.02 1.34%
CONNECTICUT
26 5,896,665.30 1.86% 19 4,014,184.37 2.47% 7 1,882,480.93 1.21%
DELAWARE
4 766,420.94 0.24% 3 520,626.28 0.32% 1 245,794.66 0.16%
DISTRICT OF COLUMBIA
1 446,250.00 0.14% 0 0.00 0.00% 1 446,250.00 0.29%
FLORIDA
161 32,153,120.13 10.12% 77 14,603,953.75 8.99% 84 17,549,166.38 11.30%
GEORGIA
49 7,136,780.55 2.25% 23 3,187,457.45 1.96% 26 3,949,323.10 2.54%
HAWAII
1 269,542.51 0.08% 0 0.00 0.00% 1 269,542.51 0.17%
IDAHO
9 1,664,824.50 0.52% 3 463,720.41 0.29% 6 1,201,104.09 0.77%
ILLINOIS
55 11,676,954.48 3.68% 42 8,360,636.37 5.15% 13 3,316,318.11 2.14%
INDIANA
23 3,609,074.80 1.14% 17 1,994,922.87 1.23% 6 1,614,151.93 1.04%
IOWA
7 800,097.52 0.25% 2 194,794.16 0.12% 5 605,303.36 0.39%
KANSAS
5 528,598.80 0.17% 4 451,786.26 0.28% 1 76,812.54 0.05%
KENTUCKY
18 2,120,242.27 0.67% 11 1,191,461.99 0.73% 7 928,780.28 0.60%
LOUISIANA
13 1,871,185.30 0.59% 6 564,843.11 0.35% 7 1,306,342.19 0.84%
MAINE
6 919,586.50 0.29% 3 507,252.87 0.31% 3 412,333.63 0.27%
MARYLAND
84 21,362,188.60 6.72% 52 11,484,893.79 7.07% 32 9,877,294.81 6.36%
MASSACHUSETTS
26 6,972,854.01 2.20% 25 6,736,243.76 4.15% 1 236,610.25 0.15%
MICHIGAN
23 2,619,165.08 0.82% 15 1,787,002.02 1.10% 8 832,163.06 0.54%
MINNESOTA
28 5,152,991.36 1.62% 22 3,683,481.63 2.27% 6 1,469,509.73 0.95%
MISSISSIPPI
4 524,488.62 0.17% 1 143,699.72 0.09% 3 380,788.90 0.25%
MISSOURI
28 2,923,639.22 0.92% 15 1,545,473.64 0.95% 13 1,378,165.58 0.89%
MONTANA
2 606,334.38 0.19% 1 169,503.73 0.10% 1 436,830.65 0.28%
NEBRASKA
2 253,091.14 0.08% 0 0.00 0.00% 2 253,091.14 0.16%
NEVADA
20 5,260,029.58 1.66% 12 3,203,839.55 1.97% 8 2,056,190.03 1.32%
NEW HAMPSHIRE
5 1,063,004.64 0.33% 2 516,286.55 0.32% 3 546,718.09 0.35%
NEW JERSEY
19 4,317,451.07 1.36% 18 3,950,425.72 2.43% 1 367,025.35 0.24%
NEW MEXICO
5 557,553.63 0.18% 3 355,255.04 0.22% 2 202,298.59 0.13%
NEW YORK
51 18,189,043.27 5.73% 24 6,716,059.27 4.13% 27 11,472,984.00 7.39%
NORTH CAROLINA
18 2,611,717.50 0.82% 9 886,664.23 0.55% 9 1,725,053.27 1.11%
NORTH DAKOTA
1 78,632.06 0.02% 1 78,632.06 0.05% 0 0.00 0.00%
OHIO
36 5,040,830.83 1.59% 25 3,927,807.04 2.42% 11 1,113,023.79 0.72%
OKLAHOMA
8 1,308,275.92 0.41% 1 56,844.42 0.03% 7 1,251,431.50 0.81%
OREGON
11 2,760,679.53 0.87% 8 1,674,073.49 1.03% 3 1,086,606.04 0.70%
PENNSYLVANIA
46 7,148,770.92 2.25% 26 3,686,678.44 2.27% 20 3,462,092.48 2.23%
RHODE ISLAND
7 1,561,309.63 0.49% 5 1,093,765.51 0.67% 2 467,544.12 0.30%
SOUTH CAROLINA
12 2,279,752.54 0.72% 3 282,768.69 0.17% 9 1,996,983.85 1.29%
SOUTH DAKOTA
1 87,306.64 0.03% 1 87,306.64 0.05% 0 0.00 0.00%
TENNESSEE
40 5,955,673.41 1.87% 27 4,022,028.06 2.48% 13 1,933,645.35 1.25%
TEXAS
46 7,775,797.53 2.45% 21 3,397,634.83 2.09% 25 4,378,162.70 2.82%
UTAH
14 2,039,478.83 0.64% 9 1,243,254.97 0.77% 5 796,223.86 0.51%
VERMONT
1 74,865.51 0.02% 1 74,865.51 0.05% 0 0.00 0.00%
VIRGINIA
79 17,045,321.05 5.37% 50 9,570,346.30 5.89% 29 7,474,974.75 4.81%
WASHINGTON
29 7,144,574.64 2.25% 16 3,344,169.14 2.06% 13 3,800,405.50 2.45%
WEST VIRGINIA
4 494,536.43 0.16% 3 412,676.08 0.25% 1 81,860.35 0.05%
WISCONSIN
24 3,481,614.63 1.10% 21 3,004,869.23 1.85% 3 476,745.40 0.31%
Total
1,427
317,666,610.79
100.00%
831
162,422,345.81
100.00%
596
155,244,264.98
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
0
4
8
12
16
20
24
CALIFORNIA
FLORIDA
MARYLAND
ARIZONA
VIRGINIA
ILLINOIS
MASSACHUSETTS
NEW YORK
TENNESSEE
CONNECTICUT
COLORADO
NEW JERSEY
OHIO
PENNSYLVANIA
MINNESOTA
TEXAS
WASHINGTON
NEVADA
GEORGIA
WISCONSIN
INDIANA
MICHIGAN
OREGON
MISSOURI
UTAH
KENTUCKY
RHODE ISLAND
NORTH CAROLINA
ALABAMA
LOUISIANA
DELAWARE
NEW HAMPSHIRE
MAINE
IDAHO
KANSAS
WEST VIRGINIA
ARKANSAS
NEW MEXICO
SOUTH CAROLINA
IOWA
MONTANA
MISSISSIPPI
ALASKA
SOUTH DAKOTA
NORTH DAKOTA
VERMONT
OKLAHOMA
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
MARYLAND
VIRGINIA
ARIZONA
TEXAS
GEORGIA
WASHINGTON
PENNSYLVANIA
ILLINOIS
COLORADO
NEVADA
SOUTH CAROLINA
TENNESSEE
CONNECTICUT
NORTH CAROLINA
INDIANA
MINNESOTA
MISSOURI
LOUISIANA
OKLAHOMA
ALABAMA
IDAHO
OHIO
OREGON
KENTUCKY
MICHIGAN
UTAH
IOWA
NEW HAMPSHIRE
WISCONSIN
RHODE ISLAND
DISTRICT OF
COLUMBIA
MONTANA
MAINE
MISSISSIPPI
NEW JERSEY
HAWAII
NEBRASKA
ARKANSAS
DELAWARE
MASSACHUSETTS
NEW MEXICO
WEST VIRGINIA
KANSAS
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,411
314,376,377.10
98.96%
314,488,421.29
13
2,486,650.15
0.78%
2,488,541.96
3
803,583.54
0.25%
804,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,427
317,666,610.79
317,780,963.25
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,411
314,376,377.10
98.96%
314,488,421.29
13
2,486,650.15
0.78%
2,488,541.96
3
803,583.54
0.25%
804,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,427
317,666,610.79
100.00%
317,780,963.25
All Groups
Current
30 - 59
days
60 - 89
days
Current 99.0%
30 - 59 days 0.8%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
823
161,099,079.94
99.19%
161,164,253.84
6
947,682.33
0.58%
949,221.25
2
375,583.54
0.23%
376,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
831
162,422,345.81
162,489,475.09
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
823
161,099,079.94
99.19%
161,164,253.84
6
947,682.33
0.58%
949,221.25
2
375,583.54
0.23%
376,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
831
162,422,345.81
100.00%
162,489,475.09
Group 1
Current
30 - 59 days
60 - 89 days
Current 99.2%
30 - 59 days 0.6%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
588
153,277,297.16
98.73%
153,324,167.45
7
1,538,967.82
0.99%
1,539,320.71
1
428,000.00
0.28%
428,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
596
155,244,264.98
155,291,488.16
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
588
153,277,297.16
98.73%
153,324,167.45
7
1,538,967.82
0.99%
1,539,320.71
1
428,000.00
0.28%
428,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
596
155,244,264.98
100.00%
155,291,488.16
Group 2
Current
30 - 59 days
60 - 89 days
Current 98.7%
30 - 59 days 1.0%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 2,486,650.15 75.58% 3 803,583.54 24.42% 0 0.00 0.00% 0 0.00 0.00%
16
3,290,233.69
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
2,486,650.15
75.58%
3
803,583.54
24.42%
0
0.00
0.00%
0
0.00
0.00%
16
3,290,233.69
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
6 947,682.33 71.62% 2 375,583.54 28.38% 0 0.00 0.00% 0 0.00 0.00%
8
1,323,265.87
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
6
947,682.33
71.62%
2
375,583.54
28.38%
0
0.00
0.00%
0
0.00
0.00%
8
1,323,265.87
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
7 1,538,967.82 78.24% 1 428,000.00 21.76% 0 0.00 0.00% 0 0.00 0.00%
8
1,966,967.82
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
7
1,538,967.82
78.24%
1
428,000.00
21.76%
0
0.00
0.00%
0
0.00
0.00%
8
1,966,967.82
100.00%
Group 2
28.80
11.42
0.00
0.00
46.77
13.01
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
Group 1
Group 2
0
10
20
30
40
50
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
40.22
0.00
0.00
0.00
59.78
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
13 2,486,650.15
60 - 89 days
3 803,583.54
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
60 - 89 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
6 947,682.33
60 - 89 days
2 375,583.54
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
60 - 89 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
7 1,538,967.82
60 - 89 days
1 428,000.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
60 - 89 days

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Group 1
Group 2
Total
Current
10.61%
1,525,024.35
5.08%
675,838.62
7.95%
2,200,862.97
Life CPR
10.61% 5.08% 7.95%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
10 1,519,742.00 1,516,616.55 0.00 164,024,769.71
GROUP 2
5 660,350.00 658,639.92 0.00 155,976,099.24
TOTAL:
15
2,180,092.00
2,175,256.47
0.00
0.92%
99.08%
1
0.42%
99.58%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121049040 108,000.00 107,751.28 107,687.96 0.00 0.00 0.00 Voluntary PIF
09/05/2006
63.32 8.800%
0.00
121052138 148,000.00 147,689.53 147,610.41 0.00 0.00 0.00 Voluntary PIF
09/20/2006
79.12 9.250%
0.00
121055199 236,000.00 235,616.16 235,489.58 0.00 0.00 0.00 Voluntary PIF
09/29/2006
126.58 9.200%
8,672.92
121106077 215,000.00 214,305.17 214,169.99 0.00 0.00 0.00 Voluntary PIF
09/22/2006
135.18 8.500%
0.00
121106114 200,000.00 199,652.24 199,534.63 0.00 0.00 0.00 Voluntary PIF
09/21/2006
117.61 8.750%
0.00
121106463 66,600.00 66,436.88 66,395.37 0.00 0.00 0.00 Voluntary PIF
09/30/2006
41.51 8.500%
0.00
121113678 150,000.00 149,891.54 149,782.39 0.00 0.00 0.00 Voluntary PIF
09/30/2006
109.15 7.630%
4,573.86
121135872 81,800.00 81,763.43 81,726.56 0.00 0.00 0.00 Voluntary PIF
09/30/2006
36.87 9.950%
3,253.82
121137017 73,625.00 73,597.43 73,569.61 0.00 0.00 0.00 Voluntary PIF
09/29/2006
27.82 10.775%
0.00
121148251 240,717.00 240,683.63 240,650.05 0.00 0.00 0.00 Voluntary PIF
09/30/2006
33.58 7.750%
0.00
Total:
10
1,519,742.00
1,517,387.29
770.74
1,516,616.55
0.00
0.00
0.00
16,500.60
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121088508 130,000.00 129,654.64 129,566.84 0.00 0.00 0.00 Voluntary PIF
09/28/2006
87.80 8.100%
0.00
121107743 81,000.00 80,328.22 80,256.39 0.00 0.00 0.00 Voluntary PIF
09/28/2006
71.83 6.880%
4,016.41
121109189 135,900.00 135,695.63 135,592.49 0.00 0.00 0.00 Voluntary PIF
09/30/2006
103.14 7.450%
1,356.96
121150763 103,200.00 103,200.00 103,200.00 0.00 0.00 0.00 Voluntary PIF
09/30/2006
0.00 8.625%
0.00
121155942 210,250.00 210,137.53 210,024.20 0.00 0.00 0.00 Voluntary PIF
08/31/2006
113.33 9.100%
0.00
Total:
5
660,350.00
659,016.02
376.10
658,639.92
0.00
0.00
0.00
5,373.37

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #